CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 29, 2024	Aug. 27, 2024	Dec. 27, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants to purchase shares							51,249
Exercise price of warrants							$ 1.00
Net proceeds						$ 275,001	$ 275,002	$ 475,000
Warrants issued, price per share							$ 5.00	$ 3.20	$ 3.20
Amortization of debt discount						$ 36,785	$ 208,006	$ 1,454
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net proceeds	$ 4,179,500
December 2023 Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants issued, price per share			$ 1.24
Warrants issued, shares			148,438
Warrants issued, value			$ 184,063
Amortization of debt discount			$ 132,658
December 2023 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants and rights outstanding measurement input			2.91
December 2023 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants and rights outstanding measurement input			0
December 2023 Warrants [Member] | Measurement Input, Expected Term [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants and rights outstanding term			3 years
December 2023 Warrants [Member] | Measurement Input, Option Volatility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants and rights outstanding measurement input			70.0
March 2024 Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants issued, price per share				$ 1.24		$ 1.24
Warrants issued, shares				85,938		85,938
Warrants issued, value				$ 106,563		$ 106,563
Amortization of debt discount						$ 76,802
March 2024 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants and rights outstanding measurement input				2.91		2.91
March 2024 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants and rights outstanding measurement input				0		0
March 2024 Warrants [Member] | Measurement Input, Expected Term [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants and rights outstanding term				3 years		3 years
March 2024 Warrants [Member] | Measurement Input, Option Volatility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants and rights outstanding measurement input				70.0		70.0
March 2024 Convertible Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants issued, price per share				$ 1.24		$ 1.24
Warrants issued, value				$ 106,563		$ 106,563
March 2024 Convertible Notes [Member] | Measurement Input, Risk Free Interest Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants and rights outstanding measurement input				2.91		2.91
March 2024 Convertible Notes [Member] | Measurement Input, Expected Dividend Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants and rights outstanding measurement input				0		0
March 2024 Convertible Notes [Member] | Measurement Input, Expected Term [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants and rights outstanding term				3 years		3 years
March 2024 Convertible Notes [Member] | Measurement Input, Option Volatility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants and rights outstanding measurement input				70.0		70.0
December 2023 and March 2024 Convertible Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal balance		$ 750,001
Accrued interest payable		$ 58,531
December 2023 and March 2024 Convertible Notes [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares conversion		252,666					252,666
Convertible Debt Agreements [Member] | Investor [Member] | December 2023 Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants and rights outstanding term			3 years
Warrants to purchase shares			148,438
Exercise price of warrants			$ 1.00
Convertible Debt Agreements [Member] | Investor [Member] | March 2024 Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise price of warrants				$ 1.00		$ 1.00
Convertible Debt Agreements [Member] | Investor [Member] | March 2024 Convertible Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants and rights outstanding term				3 years		3 years
Warrants to purchase shares				85,938		85,938
Exercise price of warrants				$ 1.00		$ 1.00
Convertible Debt Agreements [Member] | Investor [Member] | December 2023 Convertible Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal balance			$ 475,000
Net proceeds			$ 475,000			$ 275,001
Interest rate per annum			15.00%
Interest rate			18.00%
Conversion price			$ 3.20
Convertible Debt Agreements [Member] | Investor [Member] | December 2023 Convertible Note [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants issued, price per share			$ 5.00
Conversion limitation description			4.9
Convertible Debt Agreements [Member] | Investor [Member] | March 2024 Convertible Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal balance			$ 475,000	$ 275,001		$ 275,001
Warrants and rights outstanding term				3 years		3 years
Warrants to purchase shares				85,938		85,938
Interest rate per annum				15.00%		15.00%
Interest rate				18.00%
Conversion price				$ 3.20		$ 3.20
Debt Instrument, Maturity Date, Description						March 2025
Debt Instrument, Description				the Company’s common stock upon the Company’s IPO be less than $5.00 per share then for any amounts the Investors converted prior to IPO Date, the Company shall issue to the Investors that number of Shares so that the value of the Conversion Shares on the IPO Date shall have a value equal to $5.00 per share. As the price of the common stock in the Company’s IPO was $5.00, no additional shares were issued. For any amounts the Investor has not converted prior to IPO Date, the Conversion Price shall be reduced proportionally to the IPO price
Convertible Debt Agreements [Member] | Investor [Member] | March 2024 Convertible Notes [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants issued, price per share				$ 4.9		$ 4.9